Borrowings (Details)	12 Months Ended
	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2024 CNY (¥)
Borrowings (Details) [Line Items]
Short term loan	$ 493,054	$ 167,453
Interest expense on short term loans	$ 17,073	9,706
Bear interest rate	18.00%		18.00%
Long-term loans	$ 631,512		¥ 4,559,710
Jun Zheng [Member]
Borrowings (Details) [Line Items]
Short term loan	$ 90,024	$ 94,647
Percentage of interest rate	6.00%	6.00%	6.00%
Third Party [Member]
Borrowings (Details) [Line Items]
Short term loan	$ 403,030	$ 72,806
Feng Zhou [Member]
Borrowings (Details) [Line Items]
Percentage of interest rate	6.00%		6.00%
Jiangsu Taizhou Rural [Member]
Borrowings (Details) [Line Items]
Bear interest rate	6.00%		6.00%
Bank Loans [Member]
Borrowings (Details) [Line Items]
Long-term loans	$ 110,798	87,367
Interest expenses	6,106	2,202
Car Loans [Member]
Borrowings (Details) [Line Items]
Long-term loans	27,660	38,358
Interest expenses	$ 1,356	$ 1,139
Minimum [Member] | Third Party [Member]
Borrowings (Details) [Line Items]
Percentage of interest rate	6.00%		6.00%
Maximum [Member] | Third Party [Member]
Borrowings (Details) [Line Items]
Percentage of interest rate		18.00%